MERRILL LYNCH
FUNDAMENTAL
GROWTH
FUND, INC.



FUND LOGO



Quarterly Report

May 31, 1999




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Fundamental
Growth Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.


DEAR SHAREHOLDER

For the quarter ended May 31, 1999, total returns for Merrill Lynch Fundamental Growth Fund, Inc.'s Class A, Class B, Class C and Class D Shares were +3.62%, +3.32%, +3.35% and +3.55%, respectively. This compares to the total return of +5.48% for the unmanaged Standard & Poor's 500 Index (S&P 500) for the same three-month period. (Fund results do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

The Fund's underperformance relative to the S&P 500 for the May quarter is the result of the shift in investor sentiment to favor the energy and energy services industries as well as basic and manufacturing industries, such as aluminum, steel, paper, chemicals, motor vehicles, construction and agricultural equipment. In our view, it is too early to shift investments into the cyclical or value-investing industries because we appear to be in the late stages of one of the longest periods of continuous positive growth in real business activity in US economic history. Also, in the United States, manufacturing employment in these industries continues to decline in absolute terms as lower-cost foreign producers in Asia, Latin America and Eastern Europe continue to take business away from US producers. The Fund has relatively insignificant investment weightings in companies in these industry sectors.

We believe that the Fund's performance benefited during April and May as a result of our significant reduction of stock holdings in very large-capitalization growth companies in technology and retailing industries in late January and early February. Many of these stocks declined significantly as investors have moved in the direction of cyclical company stocks in energy and the basic and industrial industries.

During the May quarter, half of the companies among the Fund's top ten equity holdings had stock price appreciation significantly greater than the total return of the unmanaged S&P 500. (See page 10 of this report to shareholders for a list of the Fund's ten largest holdings and ten largest industries.) The meaningful increase in long-term US Treasury interest rates during the May quarter had a negative effect on investment returns among the Fund's top industry categories, such as telecommunications, banking and financial services, retailing and pharmaceuticals. On a one-year comparison basis, the Fund's total return performance is still well above that of the S&P 500 Index.

The Environment
As we had anticipated at the end of February quarter, increases in long-term US Treasury interest rates caused a major decline in residential mortgage financing and a significant slowdown in the year-to-year monthly rates of growth in consumer spending. Also, meaningful year-to-year increases in Federal tax refunds to households during the first quarter of 1999 appear to be having a declining impact on overall retail sales. We believe that a significant slowdown in the rate of growth of nominal and real US consumer spending is taking place. During 1998 and into the first quarter of 1999, this relatively rapid growth in US consumer spending provided the final boost for the manufacturing sector recoveries of business activity in Asia, including Japan, and Latin America.

Monthly reports on the US labor markets show a continuing decline in manufacturing employment, as less-expensive producers in Asia, Latin America and Eastern Europe take market share from US producers of technology products, apparel, steel, paper, chemicals, transportation and construction equipment and other industrial goods. The decline in manufacturing employment has caused a downtrend in average hourly earnings.



Merrill Lynch Fundamental Growth Fund, Inc.
May 31, 1999



The most recent US Labor Department report showed a significant drop in both manufacturing and construction industry employment levels. The number of employees laid off by major corporations continues in an uptrend from both corporate restructuring and new mergers and consolidations. Recent monthly levels of US automobile sales and new residential home sales may prove to be the peak levels for some time. The recent high levels and relatively rapid rates of growth of real and nominal consumer spending caused the Federal Open Market Committee to increase the Federal Funds rate 0.25% on June 30, 1999. This should reduce the rate of growth of liquidity in the financial system. The monetary stimulus provided by the United States and other central banks around the world since Septem-ber 1998 appears to have caused an upturn in most of the world's stock markets and a robust rate of growth in US consumer spending. In our opinion, Federal, state and local governments are likely to increase the rate of growth of public spending and reduce household taxes during the remainder of 1999 and into the national elections in the year 2000. It appears that overall operating profits for US corporations reached a low in the third quarter of 1998 and continue to recover in terms of year-to-year rates of growth.

Investment Overview and Strategy
During the May quarter, we continued to reduce the Fund's weighting in technology and some consumer products companies. The proceeds were reinvested in the telecommunications, medical technology, insurance, banking and financial services, pharmaceuticals, specialty retailing and financial services industries. During the May quarter, we eliminated Baan Company NV, Telefonaktiebolaget LM Ericsson, FORE Systems, Inc., Network Appliance, Inc., Newbridge Networks Corporation, Nextel Communications, Inc., PeopleSoft, Inc., STMicroelectronics NV and Viacom, Inc. We believe that there is an ongoing overall slowdown in the rate of growth of spending on computer equipment and related software as well as communications infrastructure in the wireless communications sector, which may produce shortfalls in anticipated earnings for many technology companies during the second half of 1999. Also, the valuations for the companies that we eliminated appeared high relative to our expectations for the intermediate-term business prospects.

During the May quarter, we added two new companies to the portfolio:
Abbott Laboratories and The Hartford Financial Services Group, Inc. We believe Abbott Laboratories' stock valuation is very attractive relative to expectations of an increase in the rate of growth of earnings and rates of return on assets as new executive leadership within the company orchestrates restructuring its businesses. We view the valuation of The Hartford Financial Services Group, Inc. as attractive relative to prospects for improved rates of return and faster earnings growth from internal restructuring by the existing management.

Our investment focus has been on large-capitalization companies with above-average earnings growth prospects. Our emphasis on companies in the telecommunications, banking and financial, pharmaceuticals, specialty retailing, insurance and financial services industries reflects our business and economic outlook for the remainder of 1999. We anticipate relatively moderate real growth in the industrialized economies around the world with the US economy continuing to experience more rapid growth in consumer spending, even with a slowdown in growth rates during the remainder of 1999, in comparison to the other major industrialized countries. Since the slowdown in the growth of US consumer spending appears likely, we expect US Treasury long-term interest rates to decline and lead to a new round of consumer mortgage financings and a restart of a higher growth rate in spending. In our opinion, a recovery in employment growth in the US industrial sector is going to require a substantial decline in the value of the US dollar relative to the currencies of the other major manufacturing economies in Asia, Euroland (those European countries that comprise the European Union) and Latin America.



Merrill Lynch Fundamental Growth Fund, Inc.
May 31, 1999



In Conclusion
We believe that we will continue to find attractive equity investment opportunities. We are likely to add to the number of portfolio companies as part of our ongoing shift from the largest-capitalization growth companies with relatively higher stock valuations to companies with more moderate valuations. We began this process of changing the industry structure and strategy of the Fund in the February quarter and continued the process during the May quarter. We continue to believe that US policymakers appear to have one of the best blends of monetary and fiscal policies, which we believe could foster a continued growth of overall employment, business activity and corporate profits.

We thank you for your continued investment in Merrill Lynch
Fundamental Growth Fund, Inc., and we look forward to serving your investment needs in the months and years ahead.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Lawrence R. Fuller)
Lawrence R. Fuller
Senior Vice President and
Portfolio Manager



July 9, 1999



Merrill Lynch Fundamental Growth Fund, Inc.
May 31, 1999



PERFORMANCE DATA


About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder prior to October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994. However, in the case of certain eligible investors, the shares were simultaneously exchanged for Class A Shares.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after 8 years. (There is no initial sales charge for automatic share conversions.) If you were a Class B shareholder prior to October 21, 1994, your Class B Shares were redesignated to Class C Shares on October 21, 1994.

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent Performance Results
                                                    12 Month           3 Month       Since Inception
                                                  Total Return       Total Return      Total Return
ML Fundamental Growth Fund, Inc. Class A Shares*     +27.70%             +3.62%          +204.56%
ML Fundamental Growth Fund, Inc. Class B Shares*     +26.43              +3.32           +190.47
ML Fundamental Growth Fund, Inc. Class C Shares*     +26.45              +3.35           +186.19
ML Fundamental Growth Fund, Inc. Class D Shares*     +27.43              +3.55           +200.82
Standard & Poor's 500 Index**                        +21.03              +5.48        +207.05/+241.36

 *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's since inception periods are Class A & Class B Shares, from 10/21/94 to 5/31/99 and Class C & Class D Shares, from 12/24/92 to 5/31/99.
**An unmanaged broad-based Index comprised of common stocks. Since inception total returns are from 10/21/94 to 5/31/99 and from 12/24/92 to 5/31/99, respectively.


Merrill Lynch Fundamental Growth Fund, Inc.
May 31, 1999


PERFORMANCE DATA (concluded)


Average Annual Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 3/31/99                        +29.52%        +22.72%
Inception (10/21/94)
through 3/31/99                           +28.73         +27.18

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 3/31/99                        +28.28%        +24.28%
Inception (10/21/94)
through 3/31/99                           +27.42         +27.42

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 3/31/99                        +28.23%        +27.23%
Five Years Ended 3/31/99                  +24.65         +24.65
Inception (12/24/92)
through 3/31/99                           +18.45         +18.45

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                    % Return Without  % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 3/31/99                        +29.18%        +22.40%
Five Years Ended 3/31/99                  +25.63         +24.28
Inception (12/24/92)
through 3/31/99                           +19.37         +18.35

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



Merrill Lynch Fundamental Growth Fund, Inc.
May 31, 1999


SCHEDULE OF INVESTMENTS
                              Shares                                                                                Percent of
Industries                     Held                       Stocks                           Cost          Value      Net Assets
Advertising                   300,000  The Interpublic Group of Companies, Inc.      $   18,003,596   $   22,725,000    0.7%

Banking & Financial         1,125,000  Bank of America Corporation                       72,899,695       72,773,437    2.1
                            1,200,000  Bank One Corporation                              60,314,384       67,875,000    1.9
                            1,400,000  Citigroup Inc.                                    84,325,769       92,750,000    2.7
                            2,400,000  Mellon Bank Corporation                           78,537,201       85,650,000    2.5
                              328,100  State Street Corporation                          19,742,087       25,017,625    0.7
                                                                                     --------------   --------------  ------
                                                                                        315,819,136      344,066,062    9.9

Beverages                     150,000  The Coca-Cola Company                             12,674,176       10,246,875    0.3

Broadcasting--                500,000  CBS Corporation                                   15,516,415       20,875,000    0.6
Radio & Television            445,000  Chancellor Media Corporation                      20,378,648       22,583,750    0.6
                              625,000  Clear Channel Communications, Inc.                28,637,184       41,289,062    1.2
                            1,200,000  Infinity Broadcasting Corp. (Class A)             29,172,154       30,675,000    0.9
                                                                                     --------------   --------------  ------
                                                                                         93,704,401      115,422,812    3.3

Chemicals                     915,000  E.I. du Pont de Nemours and Company               56,444,071       59,875,312    1.7

Communications              1,300,000  Cisco Systems, Inc.                               87,069,915      141,618,750    4.1
Equipment                      60,000  Lucent Technologies Inc.                           2,653,851        3,412,500    0.1
                               30,000  Nortel Networks Corporation                        1,566,687        2,250,000    0.0
                                                                                     --------------   --------------  ------
                                                                                         91,290,453      147,281,250    4.2

Computers                     275,000  Compaq Computer Corporation                        9,877,312        6,514,062    0.2
                              140,000  Dell Computer Corporation                          3,689,656        4,812,500    0.1
                              900,000  International Business Machines Corporation       77,986,902      104,681,250    3.0
                                                                                     --------------   --------------  ------
                                                                                         91,553,870      116,007,812    3.3

Cosmetics                     125,000  The Gillette Company                               5,897,622        6,375,000    0.2
                               24,266  International Flavors & Fragrances Inc.            1,157,165          997,939    0.0
                                                                                     --------------   --------------  ------
                                                                                          7,054,787        7,372,939    0.2

Diversified                   860,000  Minnesota Mining and Manufacturing

Electrical                             Company (3M)                                      67,814,465       73,745,000    2.1
Equipment                     134,699  Emerson Electric Co.                               7,865,190        8,603,899    0.3
                            1,300,000  General Electric Company                         111,189,404      132,193,750    3.8
                               12,133  Honeywell Inc.                                       925,783        1,148,085    0.0
                                                                                     --------------   --------------  ------
                                                                                        119,980,377      141,945,734    4.1

Electronics                   200,000  Intel Corporation                                 11,556,564       10,862,500    0.3
                               30,000  Texas Instruments Incorporated                     1,890,231        3,281,250    0.1
                                                                                     --------------   --------------  ------
                                                                                         13,446,795       14,143,750    0.4

Energy                      1,200,000  El Paso Energy Corporation                        43,940,242       43,275,000    1.3
                              160,000  Enron Corp.                                       10,917,243       11,420,000    0.3
                                                                                     --------------   --------------  ------
                                                                                         54,857,485       54,695,000    1.6

Entertainment                 200,000  AT&T Corp.--Liberty Media Group (Class A)          5,277,527       13,287,500    0.4
                            1,600,000  The Walt Disney Company                           53,960,022       46,600,000    1.3
                                                                                     --------------   --------------  ------
                                                                                         59,237,549       59,887,500    1.7


Merrill Lynch Fundamental Growth Fund, Inc.
May 31, 1999


SCHEDULE OF INVESTMENTS (continued)
                              Shares                                                                                Percent of
Industries                     Held                       Stocks                           Cost          Value      Net Assets
Financial Services             67,283  American Express Company                      $    6,728,783   $    8,153,859    0.2%
                              350,000  Federal Home Loan Mortgage Association            21,034,671       20,409,375    0.6
                              600,000  Federal National Mortgage Association             40,493,143       40,800,000    1.2
                              240,200  Franklin Resources, Inc.                          12,091,393       10,448,700    0.3
                              615,000  Morgan Stanley Dean Witter & Co.                  52,749,851       59,347,500    1.7
                              449,400  T. Rowe Price Associates, Inc.                    16,733,626       17,358,075    0.5
                                                                                     --------------   --------------  ------
                                                                                        149,831,467      156,517,509    4.5

Food Merchandising            551,800  Albertson's, Inc.                                 28,438,123       29,521,300    0.9
                              400,000  The Kroger Co.                                    19,038,228       23,425,000    0.7
                              175,000  Safeway Inc.                                       8,673,652        8,137,500    0.2
                                                                                     --------------   --------------  ------
                                                                                         56,150,003       61,083,800    1.8

Foods                          75,000  ConAgra, Inc.                                      1,834,821        1,954,687    0.1
                               60,665  Wm. Wrigley Jr. Company                            4,533,973        5,281,647    0.1
                                                                                     --------------   --------------  ------
                                                                                          6,368,794        7,236,334    0.2

Healthcare                      7,888  Coram Healthcare Corp. (Warrants)(b)                       0                0    0.0

Home Furnishings              532,500  Ethan Allen Interiors, Inc.                       18,274,523       16,973,438    0.5

Hotels                        175,000  Marriott International, Inc. (Class A)             5,813,048        6,660,938    0.2

Household Products             20,000  Colgate-Palmolive Company                          1,579,466        1,997,500    0.1
                              550,000  Kimberly-Clark Corporation                        28,094,133       32,278,125    0.9
                              500,000  The Procter & Gamble Company                      42,429,053       46,687,500    1.3
                              415,179  Unilever NV (NY Registered Shares)                33,048,690       27,116,350    0.8
                                                                                     --------------   --------------  ------
                                                                                        105,151,342      108,079,475    3.1

Information                   700,000  America Online, Inc.                              27,083,065       83,562,500    2.4
Processing                  1,100,000  First Data Corporation                            42,978,896       49,431,250    1.4
                                                                                     --------------   --------------  ------
                                                                                         70,061,961      132,993,750    3.8

Insurance                     400,000  Aetna Inc.                                        35,231,699       36,325,000    1.0
                              600,000  American International Group, Inc.                59,301,417       68,587,500    2.0
                            1,000,000  The Hartford Financial Services Group, Inc.       57,609,421       63,250,000    1.8
                                                                                     --------------   --------------  ------
                                                                                        152,142,537      168,162,500    4.8

Medical Technology          1,000,000  Abbott Laboratories                               49,813,219       45,187,500    1.3
                            1,200,000  Boston Scientific Corporation                     36,347,724       45,525,000    1.3
                               40,000  Guidant Corporation                                1,502,734        2,000,000    0.0
                               24,266  Johnson & Johnson                                  1,280,674        2,247,638    0.1
                                                                                     --------------   --------------  ------
                                                                                         88,944,351       94,960,138    2.7

Oil Services                   70,000  Baker Hughes Incorporated                          2,439,891        2,178,750    0.1
                               36,000  Diamond Offshore Drilling, Inc.                    1,584,456          981,000    0.0
                               30,000  Schlumberger Limited                               2,064,088        1,805,625    0.1
                                                                                     --------------   --------------  ------
                                                                                          6,088,435        4,965,375    0.2


Merrill Lynch Fundamental Growth Fund, Inc.
May 31, 1999


SCHEDULE OF INVESTMENTS (continued)
                              Shares                                                                                Percent of
Industries                     Held                       Stocks                           Cost          Value      Net Assets
Pharmaceuticals               200,000  Amgen Inc.                                    $   10,188,692   $   12,650,000    0.4%
                            1,725,000  Bristol-Myers Squibb Company                      93,196,841      118,378,125    3.4
                            1,550,000  Merck & Co., Inc.                                 98,285,712      104,625,000    3.0
                              811,000  Pfizer Inc.                                       87,338,779       86,777,000    2.5
                                                                                     --------------   --------------  ------
                                                                                        289,010,024      322,430,125    9.3

Photography                    13,000  Eastman Kodak Company                                906,493          879,125    0.0

Pollution Control             200,000  Waste Management, Inc.                             9,741,420       10,575,000    0.3

Publishing                    165,450  Gannett Co., Inc.                                 11,654,521       11,953,762    0.4

Restaurants                   200,000  McDonald's Corporation                             6,091,574        7,700,000    0.2

Retail--Specialty             255,000  Abercrombie & Fitch Co. (Class A)                 14,920,867       21,451,875    0.6
                              950,000  CVS Corporation                                   37,995,549       43,700,000    1.3
                              100,000  The Gap, Inc.                                      3,787,727        6,256,250    0.2
                              652,120  Lowe's Companies, Inc.                            31,758,566       33,869,483    1.0
                            1,000,000  Staples, Inc.                                     21,922,629       28,687,500    0.8
                              150,000  Tommy Hilfiger Corporation                         9,501,307       11,259,375    0.3
                            1,900,000  Walgreen Co.                                      43,100,122       44,175,000    1.3
                                                                                     --------------   --------------  ------
                                                                                        162,986,767      189,399,483    5.5

Retail--Stores                580,000  The TJX Companies, Inc.                           18,097,483       17,400,000    0.5
                            1,100,000  Wal-Mart Stores, Inc.                             32,058,099       46,887,500    1.4
                                                                                     --------------   --------------  ------
                                                                                         50,155,582       64,287,500    1.9

Semiconductors                 80,000  Applied Materials, Inc.                            2,575,774        4,400,000    0.1

Software--                    250,000  Microsoft Corporation                             14,122,212       20,171,875    0.6
Computer                    1,850,000  SAP AG (Systeme, Anwendungen, Produkte in
                                       der Datenverarbeitung)(ADR)(a)                    62,791,177       62,206,250    1.8
                                                                                     --------------   --------------  ------
                                                                                         76,913,389       82,378,125    2.4

Telecommunications          2,450,000  AT&T Corp.                                       130,128,547      135,975,000    3.9
                              260,000  Ameritech Corporation                             14,675,358       17,111,250    0.5
                              100,000  Cable & Wireless PLC (ADR)(a)                      4,001,353        3,825,000    0.1
                              600,000  Equant (NY Registered Shares)                     45,510,453       49,762,500    1.4
                            1,070,000  GTE Corporation                                   62,053,707       67,476,875    2.0
                              700,000  MCI WorldCom Inc.                                 39,838,365       60,418,750    1.8
                              885,000  Sprint Corp. (FON Group)                          60,820,578       99,783,750    2.9
                              800,000  Sprint Corp. (PCS Group)                          14,935,542       36,000,000    1.0
                              200,000  Vodafone Group PLC (ADR)(a)                       36,451,121       38,275,000    1.1
                                                                                     --------------   --------------  ------
                                                                                        408,415,024      508,628,125   14.7

Toys                          303,325  Mattel, Inc.                                      11,546,515        8,019,155    0.2

Travel & Lodging              820,000  Carnival Corporation                              28,916,041       33,620,000    1.0

                                       Total Stocks                                   2,719,620,746    3,169,318,703   91.3



Merrill Lynch Fundamental Growth Fund, Inc.
May 31, 1999


SCHEDULE OF INVESTMENTS (concluded)
                               Face                                                                                Percent of
                              Amount          Short-Term Securities                       Cost          Value      Net Assets
Commercial                             AT&T Corp.:
Paper*                    $25,000,000    4.79% due 6/01/1999                         $   24,990,021   $   24,990,021    0.7%
                           25,000,000    4.78% due 6/07/1999                             24,970,125       24,970,125    0.7
                           30,000,000  CSW Credit Inc., 4.82% due 7/06/1999              29,847,367       29,847,367    0.9
                           25,000,000  Ford Motor Credit Company, 4.81% due
                                       7/09/1999                                         24,863,049       24,863,049    0.7
                           48,001,000  General Motors Acceptance Corp., 4.94% due
                                       6/01/1999                                         47,981,240       47,981,240    1.4
                           45,000,000  Lucent Technologies Inc., 4.79% due 6/22/1999     44,856,300       44,856,300    1.3
                                       Metropolitan Life Insurance Company:
                           15,000,000    4.79% due 6/02/1999                             14,992,017       14,992,017    0.4
                           25,000,000    4.78% due 6/10/1999                             24,960,167       24,960,167    0.7
                           25,000,000  Newell Company, 4.78% due 6/11/1999               24,956,847       24,956,847    0.7
                                                                                     --------------   --------------  ------
                                                                                        262,417,133      262,417,133    7.5


US Government                          Federal Home Loan Mortgage Corporation:
Agency Obligations*        40,000,000    4.75% due 6/04/1999                             39,968,333       39,968,333    1.2
                           50,000,000    4.72% due 6/17/1999                             49,875,444       49,875,444    1.4
                           50,000,000    4.71% due 7/09/1999                             49,731,792       49,731,792    1.4
                           40,000,000  Federal National Mortgage Association,
                                       4.75% due 6/18/1999                               39,894,444       39,894,444    1.2
                                                                                     --------------   --------------  ------
                                                                                        179,470,013      179,470,013    5.2

                                       Total Short-Term Securities                      441,887,146      441,887,146   12.7


Total Investments                                                                    $3,161,507,892    3,611,205,849  104.0
                                                                                     ==============
Liabilities in Excess of Other Assets                                                                   (139,601,583)  (4.0)
                                                                                                      --------------  ------
Net Assets                                                                                            $3,471,604,266  100.0%
                                                                                                      ==============  ======

Net Asset Value:      Class A--Based on net assets of $456,246,058 and
                               20,418,910 shares outstanding                                          $        22.34
                                                                                                      ==============
                      Class B--Based on net assets of $1,949,803,707 and
                               92,211,952 shares outstanding                                          $        21.14
                                                                                                      ==============
                      Class C--Based on net assets of $302,396,287 and
                               14,212,537 shares outstanding                                          $        21.28
                                                                                                      ==============
                      Class D--Based on net assets of $763,158,214 and
                               34,471,696 shares outstanding                                          $        22.14
                                                                                                      ==============

(a)American Depositary Receipts (ADR).
(b)Warrants entitle the Fund to purchase a predetermined number of shares of Common Stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
  *Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.



Merrill Lynch Fundamental Growth Fund, Inc.
May 31, 1999


PORTFOLIO INFORMATION


As of May 31, 1999

Ten Largest Holdings                Percent of
(Equity Investments)                Net Assets

Cisco Systems, Inc.                     4.1%
AT&T Corp.                              3.9
General Electric Company                3.8
Bristol-Myers Squibb Company            3.4
International Business Machines
  Corporation                           3.0
Merck & Co., Inc.                       3.0
Sprint Corp. (FON Group)                2.9
Citigroup Inc.                          2.7
Pfizer Inc.                             2.5
Mellon Bank Corporation                 2.5


Ten Largest Industries             Percent of
(Equity Investments)               Net Assets

Telecommunications                     14.7%
Banking & Financial                     9.9
Pharmaceuticals                         9.3
Retail--Specialty                       5.5
Insurance                               4.8
Financial Services                      4.5
Communications Equipment                4.2
Electrical Equipment                    4.1
Information Processing                  3.8
Computers                               3.3



Equity Portfolio Changes for the
Quarter Ended May 31, 1999


Additions

Abbott Laboratories
The Hartford Financial Services Group, Inc.


Deletions

Baan Company NV
FORE Systems, Inc.
Network Appliance, Inc.
Newbridge Networks Corporation
Nextel Communications, Inc. (Class A)
PeopleSoft, Inc.
STMicroelectronics NV (NY Registered Shares)
Telefonaktiebolaget LM Ericsson (ADR)
Viacom, Inc. (Class A)



Merrill Lynch Fundamental Growth Fund, Inc.
May 31, 1999


OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Arthur Zeikel, Director
Lawrence R. Fuller, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Barbara G. Fraser, Secretary

Custodian
The Chase Manhattan Bank
Global Securities Services
Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863